CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 494,974	$ 2,171,553
Prepaid expenses	131,004
Total Current Assets	625,978	2,171,553
Non-current assets:
Marketable securities held in Trust Account (including $1,603 and $198,419 of accrued dividends as of December 31, 2024 and 2023, respectively)	429,151	44,709,805
Total Non-current Assets	429,151	44,709,805
Total Assets	1,055,129	46,881,358
Current liabilities:
Accrued expenses.	553,678	2,251,823
Accounts payable	205,082	99,468
Accrued offering costs	184,047	184,047
Due to related party	$ 270,590	$ 236,233
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Promissory note - related party	$ 439,004
Notes Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Administrative support fee - related party	$ 411,500	$ 231,500
Excise tax liability	2,424,524	1,976,947
Total Current Liabilities	4,488,425	4,980,018
Non-Current liabilities:
Warrant Liability	4,639,000	580,500
Total Non-current Liabilities	4,639,000	580,500
Total Liabilities	9,127,425	5,560,518
Commitments and Contingencies (Note 8)
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	713,997	760,971
Accumulated deficit	(9,216,019)	(4,150,511)
Total Stockholders' Deficit	(8,501,447)	(3,388,965)
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	1,055,129	46,881,358
Class A common stock subject to redemption
Non-Current liabilities:
Class A common stock subject to possible redemption; 200,000,000 shares authorized; 37,987 and 4,150,065 shares issued and outstanding subject to possible redemption at redemption value as of December 31, 2024 and 2023, respectively	429,151	44,709,805
Class A common stock not subject to redemption
Stockholders' Deficit
Common stock, value	420	420
Class B common stock
Stockholders' Deficit
Common stock, value	$ 155	$ 155